Consolidated Shareholders' Equity - Summary of Movements within Other Comprehensive Income (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of analysis of other comprehensive income by item [Line Items]
Balance, beginning of period	€ 57,724	€ 58,210	€ 56,268
Balance, beginning of period	57,554	58,049
Balance, beginning of period	170	161
Tax effects (a)	(90)	(22)	(187)
Items not subsequently reclassifiable to profit or loss	(118)	(128)	465
Sub-total: items subsequently reclassifiable to profit or loss	(2,563)	1,056	1,895
Balance, end of period	58,258	57,724	58,210
Balance, end of period	58,089	57,554	58,049
Balance, end of period	169	170	161
Accumulated comprehensive income [Member]
Disclosure of analysis of other comprehensive income by item [Line Items]
Balance, beginning of period	973	45	(2,315)
Balance, beginning of period	992	67	(2,287)
Balance, beginning of period	(19)	(22)	(28)
Actuarial gains/(losses) excluding investments accounted for using the equity method	(30)	(104)	650
Actuarial gains/(losses) from investments accounted for using the equity method, net of taxes	2	(2)	2
Tax effects (a)	(90)	(22)	(187)
Items not subsequently reclassifiable to profit or loss	(118)	(128)	465
Change in fair value (excluding investments accounted for using the equity method) (c)	837	(104)	(29)
Change in fair value (investments accounted for using the equity method, net of taxes)	1	(1)	(8)
Tax effects	(145)	50	16
Change in fair value (excluding investments accounted for using the equity method) (d)	(24)	30	(3)
Change in fair value (investments accounted for using the equity method, net of taxes)		1
Tax effects	8	(10)	1
Currency translation differences on foreign subsidiaries (excluding investments accounted for using the equity method) (d)/(e)	(2,956)	1,033	1,681
Currency translation differences (investments accounted for using the equity method)	(284)	57	243
Hedges of net investments in foreign operations			(9)
Tax effects			3
Sub-total: items subsequently reclassifiable to profit or loss	(2,563)	1,056	1,895
Balance, end of period	(1,708)	973	45
Balance, end of period	(1,674)	992	67
Balance, end of period	€ (34)	€ (19)	€ (22)